Long-term debt - Disclosure of Principle Repayments on Long-Term Debt (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,800,893,000	$ 1,862,003,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,783,717,000
Gross carrying amount | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	336,200,000
Gross carrying amount | Between one and two years
Disclosure of detailed information about borrowings [line items]
Borrowings	75,374,000
Gross carrying amount | Between two and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	918,354,000
Gross carrying amount | Beyond five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 453,789,000